Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) - Performance Share Unit [member]	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0	300,000
Share based arrangement vesting requirements	These units vest after 5 years provided that a performance test is met